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                                                                         497(j)

                               November 9, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Real Estate Securities Fund
        Rule 497(j) Filing (File No. 333-47517)

Ladies and Gentlemen:

        Van Kampen Real Estate Securities Fund (the "Registrant"), filed via EDGAR on November 4, 1998, a copy of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (the "Registration Statement") complete with exhibits filed therewith pursuant to the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act").

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus/proxy statement and statement of additional information for the Van Kampen Real Estate Securities Fund contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please contact me at (630) 684-6774.


                                                Very truly yours,


                                                /s/ Nicholas Dalmaso
                                                -------------------------
                                                Nicholas Dalmaso
                                                Assistant Secretary